Accounts Receivable (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Receivables [Abstract]
Accounts receivable	$ 454,411	$ 1,853,041
Less: Allowance for doubtful accounts
Total accounts receivable	$ 454,411	$ 1,853,041